[LOGO]                             MONY LIFE INSURANCE COMPANY OF AMERICA
                                   1290 Avenue of the Americas
                                   New York NY 10104

                                   DODIE KENT
                                   Vice President and Associate General Counsel
                                   212-314-3970
                                   Fax: 212-707-7947


March 7, 2007

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account S (the "Registrant")
           (Registration Nos. 033-13183 and 811-05100; The MONYVestor)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2006 for the following mutual fund in which the Registrant invests:

o   EQ/ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Money Market Portfolio

MONY America understands that the Fund has filed or will file its annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,

/S/ DODIE KENT
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Dodie Kent